Summary of Significant Accounting Policies - Revenue by Geographic Region (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue	$ 165,365	$ 121,015
U.S.
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue	160,821	119,041
Canada
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue	4,032	1,834
United Kingdom
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue	492	$ 140
Other
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue	$ 20